Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Betterware de Mexico, S.A.P.I. de C.V.
Entity Central Index Key	0001788257
Amendment Flag	false
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Ex Transition Period	false
Entity File Number	001-39251
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	O5
Entity Common Stock, Shares Outstanding	5,037,939